Earning Per Share - Summary of Profit Attributable to Ordinary Shareholders (Detail) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Earnings per share [abstract]
Profit attributable to ordinary shareholders	€ 39,067	€ 38,336		€ 46,680
Weighted average number of ordinary shares at 31 December	71,089	70,349	[1]	69,579	[1]
Dilution effect of share options, restricted and performance shares on issue	432	864	[1]	895	[1]
Weighted average number of ordinary shares (diluted) at 31 December	71,521	71,213	[1]	70,474	[1]

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.